STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Increase (Decrease) in Members' Capital
Members' Capital	$ 33,425,351
Members' Capital (in Units)	38,616,741
Net Income (loss)	(2,292,448)		(3,935,101)		(5,233,369)
Members' Capital	18,392,856		33,425,351
Members' Capital (in Units)	22,892,859		38,616,741
Class A
Increase (Decrease) in Members' Capital
Members' Capital	2,876,217		5,181,526		881,238
Members' Capital (in Units)	3,539,903		5,780,511		874,534
Subscriptions	19,600		512,473		4,670,598
Subscriptions (in Units)	23,906		585,224		5,024,430
Redemptions	(1,436,866)		(2,382,268)		(108,924)
Redemptions (in Units)	(1,954,911)		(2,825,832)		(118,453)
Net Income (loss)	(274,621)		(435,514)		(261,386)
Members' Capital	1,184,330		2,876,217		5,181,526
Members' Capital (in Units)	1,608,898		3,539,903		5,780,511
Class C
Increase (Decrease) in Members' Capital
Members' Capital	6,328,895		11,826,542		2,153,797
Members' Capital (in Units)	7,915,782		13,274,114		2,128,949
Subscriptions	146,456		2,206,794		13,074,525
Subscriptions (in Units)	198,040		2,571,387		13,715,871
Redemptions	(3,251,013)		(6,599,507)		(2,358,348)
Redemptions (in Units)	(4,418,611)		(7,929,719)		(2,570,706)
Net Income (loss)	(565,802)		(1,104,934)		(1,043,432)
Members' Capital	2,658,536		6,328,895		11,826,542
Members' Capital (in Units)	3,695,211		7,915,782		13,274,114
Class D
Increase (Decrease) in Members' Capital
Members' Capital			366,807	[1]
Members' Capital (in Units)			400,000	[1]
Subscriptions					400,000	[1]
Subscriptions (in Units)					400,000	[1]
Redemptions			(346,779)	[1]
Redemptions (in Units)			(400,000)	[1]
Net Income (loss)			(20,028)	[1]	(33,193)	[1]
Members' Capital					366,807	[1]
Members' Capital (in Units)					400,000	[1]
Class I
Increase (Decrease) in Members' Capital
Members' Capital	251,937		2,560,671		1,127,178
Members' Capital (in Units)	307,212		2,841,573		1,117,121
Subscriptions			30,000		1,721,754
Subscriptions (in Units)			33,102		1,839,948
Redemptions	(136,455)		(2,196,842)		(111,077)
Redemptions (in Units)	(178,412)		(2,567,463)		(115,496)
Net Income (loss)	(19,554)		(141,892)		(177,184)
Members' Capital	95,928		251,937		2,560,671
Members' Capital (in Units)	128,800		307,212		2,841,573
Class M
Increase (Decrease) in Members' Capital
Members' Capital	290,334	[2]
Members' Capital (in Units)	286,526	[2]
Subscriptions	31,000	[2]	685,136	[2]
Subscriptions (in Units)	30,277	[2]	675,050	[2]
Redemptions	(108,235)	[2]	(390,239)	[2]
Redemptions (in Units)	(119,796)	[2]	(388,524)	[2]
Net Income (loss)	(29,944)	[2]	(4,563)	[2]
Members' Capital	183,155	[2]	290,334	[2]
Members' Capital (in Units)	197,007	[2]	286,526	[2]
Class DT
Increase (Decrease) in Members' Capital
Members' Capital	23,677,968		34,131,419		45,566,638
Members' Capital (in Units)	26,567,318		35,593,094		43,359,417
Subscriptions			80,592		612,267
Subscriptions (in Units)			85,093		608,588
Redemptions	(8,004,534)		(8,305,873)		(8,329,312)
Redemptions (in Units)	(9,304,375)		(9,110,869)		(8,374,911)
Net Income (loss)	(1,402,527)		(2,228,170)		(3,718,174)
Members' Capital	14,270,907		23,677,968		34,131,419
Members' Capital (in Units)	17,262,943		26,567,318		35,593,094
Total Members' Capital
Increase (Decrease) in Members' Capital
Members' Capital	33,425,351		54,066,965		49,728,851
Members' Capital (in Units)	38,616,741		57,889,292		47,480,021
Subscriptions	197,056		3,514,995		20,479,144
Subscriptions (in Units)	252,223		3,949,856		21,588,837
Redemptions	(12,937,103)		(20,221,508)		(10,907,661)
Redemptions (in Units)	(15,976,105)		(23,222,407)		(11,179,566)
Net Income (loss)	(2,292,448)		(3,935,101)		(5,233,369)
Members' Capital	$ 18,392,856		$ 33,425,351		$ 54,066,965
Members' Capital (in Units)	22,892,859		38,616,741		57,889,292

[1]	Units issued on May 1, 2011. Units fully redeemed as of August 31, 2012.
[2]	Units issued on July 1, 2012. Units fully redeemed as of September 30, 2012. Units reissued on December 1, 2012.